Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance, beginning of year	$ 12,800	$ 2,448
Net remeasurement of impairment loss allowance	(5,449)	10,352
Balance, end of year	$ 7,351	$ 12,800